INVENTORY (Schedule of inventory) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 1,053	$ 1,180	$ 2,363
Finished goods	8,193	7,328	6,384
Total	$ 9,246	$ 8,508	$ 8,747